Offerings	Oct. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering Note	An indeterminate amount of securities is being registered as may from time to time be offered hereunder at indeterminate prices. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.0087%
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note	See offering note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note	See offering note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.0087%
Offering Note	See offering note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.0087%
Offering Note	See offering note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering Note	See offering note 1.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	16,220,158
Maximum Aggregate Offering Price	$ 18,166,576.96
Carry Forward Form Type	S-3
Carry Forward File Number	333-281442
Carry Forward Initial Effective Date	Aug. 21, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,681.39
Offering Note	On August 9, 2024, the registrant filed a registration statement on Form S-3 (File No. 333-281442), which was declared effective by the Securities and Exchange Commission (the "Commission") on August 21, 2024, in connection with the resale of securities by a selling stockholder (the "Prior Resale S-3"). In connection with such registration statement, the registrant paid a filing fee of $3,027.23 to register the offering of up to 18,312,208 shares of the registrant's common stock for a proposed maximum aggregate offering price of $20,509,672.96. As of the date hereof, 18,312,208 shares of common stock registered for resale pursuant to the Prior Resale S-3 remain unsold (the "Unsold Resale Securities"). Pursuant to Rule 415(a)(6), the 16,220,158 Unsold Resale Securities are being carried forward and the $2,681.39 filing fee previously paid in connection with the Unsold Resale Securities (based on the filing fee rates in effect at the time such Unsold Resale Securities were initially registered) will continue to be applied to the Unsold Resale Securities under this registration statement, and no additional filing fee is due with respect to the Unsold Resale Securities in connection with the filing of this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Resale Securities under the Prior Resale S-3 will be deemed terminated as of the time of filing of this registration statement.